CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2025
Class of Stock Disclosures [Abstract]
Schedule Of Class of Treasury Stock
Total following table summarizes the Company's repurchases of common stock:

	Years Ended December 31,
	2025		2024		2023
	Shares (in millions)	$	Shares (in millions)	$	Shares (in millions)	$
Reacquired stock or repurchases of common stock[1]	18.1	3,819	8.0	1,672	19.2	3,715

1	Includes excise tax on net share repurchases.